Income Tax - Income Tax Expense Recognized in Other Comprehensive Income (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax relating to components of other comprehensive income [abstract]
Related to remeasurement of defined benefit obligation	$ (29.1)	$ 422.1	$ (30.4)
Related to unrealized gain/loss on investments in equity instruments at FVTOCI	(56.2)	0.6	9.4
Related to gain/loss on cash flow hedges	(3.4)	0.0	0.0
Deferred income tax benefit (expense)	$ (88.7)	$ 422.7	$ (21.0)